CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Cumulative-effect adjustment Accumulated deficit CNY (¥)	Cumulative-effect adjustment CNY (¥)	Ordinary shares TECHWOLF LIMITED CNY (¥) shares	Ordinary shares IPO CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital TECHWOLF LIMITED CNY (¥)	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling Interests CNY (¥)	TECHWOLF LIMITED CNY (¥)	IPO CNY (¥)	CNY (¥)	USD ($)
Balance (in shares) at Dec. 31, 2020 | shares					128,983,824
Balance at Dec. 31, 2020					¥ 81				¥ 452,234		¥ (130,387)	¥ (2,622,045)				¥ (2,300,117)
Net income												(1,071,074)				(1,071,074)
Foreign currency translation adjustments											(127,378)					(127,378)
Share-based compensation									417,284							417,284
Accretion on convertible redeemable preferred shares to redemption value									(164,065)							(164,065)
Repurchase and cancellation of ordinary shares, Shares | shares					(1,181,339)
Repurchase and cancellation of ordinary shares, Value					¥ (1)				(42,263)							(42,264)
Issuance of ordinary shares, Shares | shares				110,400,000
Issuance of ordinary shares, Value				¥ 70				¥ 6,406,802							¥ 6,406,872
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Shares | shares			24,745,531
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Value			¥ 16				¥ 1,506,346							¥ 1,506,362
Exercise of share-based awards					¥ 35				193,740							193,775
Exercise of share-based awards, Shares | shares					54,385,484
Conversion of convertible redeemable preferred shares, Shares | shares					551,352,134
Conversion of convertible redeemable preferred shares, Value					¥ 353				5,854,308							5,854,661
Balance (in shares) at Dec. 31, 2021 | shares					868,685,634
Balance at Dec. 31, 2021					¥ 554				14,624,386		(257,765)	(3,693,119)				10,674,056
Net income												107,245				107,245
Foreign currency translation adjustments											952,949					952,949
Share-based compensation									692,204							692,204
Exercise of share-based awards					¥ 10				133,799							133,809
Exercise of share-based awards, Shares | shares					14,372,840
Repurchase of ordinary shares						¥ (918,894)										(918,894)
Repurchase of ordinary shares (in shares) | shares					(17,645,098)
Balance (in shares) at Dec. 31, 2022 | shares					865,413,376
Balance at Dec. 31, 2022	¥ (606)	¥ (606)			¥ 564	¥ (918,894)			15,450,389		695,184	(3,586,480)				11,640,763
Net income												1,099,227	¥ (9)			1,099,218	$ 154,822
Foreign currency translation adjustments											186,976					186,976	26,335
Unrealized gains on available-for-sale investments											16,650					16,650	2,345
Share-based compensation									1,056,967							1,056,967
Exercise of share-based awards									(442,294)							181,568
Exercise of share-based awards, Shares | shares					17,920,314	623,862,000
Repurchase of ordinary shares						¥ (184,698)										(184,698)
Repurchase of ordinary shares (in shares) | shares					(3,530,912)
Cash dividends declared									(568,251)							(568,251)
Appropriation of Retained Earnings to Statutory Reserve										¥ 5,000		(5,000)
Balance (in shares) at Dec. 31, 2023 | shares					879,802,778
Balance at Dec. 31, 2023					¥ 564	¥ (479,730)			¥ 15,496,811	¥ 5,000	¥ 898,810	¥ (2,492,253)	¥ (9)			¥ 13,429,193	$ 1,891,462